SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA ENERGY FUND

Class A Shares – TICKER: SOAEX

A Series of Spirit of America Investment Fund, Inc.

SUPPLEMENT DATED NOVEMBER 3, 2015 TO THE SPIRIT OF AMERICA INVESTMENT FUND, INC. PROSPECTUS DATED MARCH 30, 2015, AS AMENDED

(CLASS A SHARES)

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE ENERGY FUND ON PAGE 1 OF THE PROSPECTUS:

Fees and Expenses of the Energy Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Energy Fund. You may qualify for sales charge discounts if you invest at least $25,000 in the funds comprising the Spirit of America Investment Funds, Inc. (collectively referred to as the “Spirit of America Investment Funds”). More information about these and other discounts is available from your financial professional and in in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Energy Fund’s prospectus and in the section titled “How to Purchase Shares” of the Energy Fund’s Statement of Additional Information.

EFFECTIVE IMMEDIATELY, PLEASE REPLACE THE FIRST PARAGRAPH IN THE SECTION TITLED “DISTRIBUTION ARRANGEMENTS” ON PAGE 24 OF THE FUND’S PROSPECTUS WITH THE FOLLOWING:

The Energy Fund offers Class A Shares. Class A Shares charge a front-end sales load and pay 12b-1 fees. The Fund does not include disclosure information pertaining to sales loads and capital stock on its website because it is contained within this Prospectus and the Statement of Additional Information (“SAI”).

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE TO THE SUB-SECTION TITLED “SALES OF CLASS A SHARES” ON PAGE 25 OF THE FUND’S PROSPECTUS WITH THE FOLLOWING:

Sale of Class A Shares

The sales charge you pay for Class A Shares of the Energy Fund depends on the dollar amount invested, as shown in the tables below. Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above. A portion or all of the sales charge may be retained by the Distributor or paid to your broker, dealer or other financial intermediary as a concession.

	Total Sales Charge as a Percentage of
	Offering Price	Net Amount Invested	Concession as a Percentage of Offering Price
Under $25,000	5.75%	6.10%	5.00%
$25,000 or more, but less than $50,000	5.50%	5.82%	5.00%
$50,000 or more, but less than $100,000	4.75%	4.99%	4.25%
$100,000 or more, but less than $250,000	3.75%	3.90%	3.25%
$250,000 or more, but less than $500,000	2.50%	2.56%	2.25%
$500,000 or more, but less than $1,000,000	2.00%	2.04%	1.85%
$1,000,000 or more*	0%	0%	0%

*	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments, the Energy Fund imposes a CDSC of 1.00% in the event of certain redemptions within one year of the purchase. The CDSC incurred upon redemption is paid to DLA in reimbursement for distribution-related expenses. A commission will be paid to authorized dealers who initiate and are responsible for purchases of $1 million or more.

Reduction of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify the Fund’s Transfer Agent, your financial adviser or other intermediary at the time of purchase and you also must provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the current value of those shares. The current value of shares is determined by multiplying the number of shares by the current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares or the Funds held in (i) all accounts (e.g. retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under age 21). You should retain any records necessary to substantiate historical costs because the Fund, its Transfer Agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver.

Investors may be able to reduce or eliminate front-end sales charges on Class A Shares through one or more of the following methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases per the breakpoint chart above.

•	Rights of accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other immediate family members [which includes your spouse and children under the age of 21 as permitted under the Uniform Gifts to Minors Act (“UGMA”) or the Uniform Transfers to Minors Act (“UTMA”)] and those family members living at the same address can add the current value of any Class A Shares in all Spirit of America Funds that you currently own or are currently purchasing to the value of your Class A purchase. You must notify your investment adviser, the Fund’s Transfer Agent or other intermediary, at the time of purchase, of your intent to qualify for this reduction and provide any required evidence showing that you qualify.

•	Letter of Intent discount. If you declare in writing that you and other immediate family members [which includes your spouse and children under the age of 21 as permitted under the Uniform Gifts to Minors Act (“UGMA”) or the Uniform Transfers to Minors Act (“UTMA”)] and those family members living at the same address intend to purchase at least $25,000 in Class A Shares during a 13-month period, your sales charge is based on the total amount you intend to invest. You can combine your purchase of Class A Shares of any of the Spirit of America Funds to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

SUPPLEMENT DATED NOVEMBER 3, 2015 TO THE SPIRIT OF AMERICA INVESTMENT FUND, INC. STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 30, 2015, AS AMENDED

(CLASS A SHARES)

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE TO THE SECTION TITLED “HOW TO PURCHASE SHARES” ON PAGE 22 OF THE STATEMENT OF ADDITIONAL INFORMATION WITH THE FOLLOWING:

HOW TO PURCHASE SHARES

General

The Energy Fund’s Class A Shares are sold at the NAV next determined after the Company’s transfer agent, HASI (the “Transfer Agent”), receives an order plus an initial maximum sales charge of up to 5.75% of the offering price (6.10% of the net amount invested) reduced on investments of $25,000 or more. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed at the time of redemption on shares that were purchased within one year of the redemption date where an indirect commission was paid. The minimum initial investment for each Fund is $500; the minimum subsequent investment is $50. See “Distribution Arrangements” in the Prospectus for more complete information.

Purchase orders for shares of the Energy Fund that are received by the Transfer Agent in proper form (i.e., a completed application and the correct minimum investment) by the close of the New York Stock Exchange (“NYSE”), on any day that the NYSE is open for trading, will be purchased at the Fund’s next determined NAV (plus any applicable sales charge). Orders for Fund shares received after 4:00 p.m. Eastern Time will be purchased at the NAV (plus any applicable sales charge) determined on the following business day.

The Company does not have any arrangements with any person to permit frequent purchases and redemptions of Fund shares or any agreements to maintain assets in the Fund.

Reduction of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify the Fund’s Transfer Agent, your financial adviser or other intermediary at the time of purchase and you also must provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the current value of those shares. The current value of shares is determined by multiplying the number of shares by the current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares or the Funds held in (i) all accounts (e.g. retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under age 21). You should retain any records necessary to substantiate historical costs because the Fund, its Transfer Agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver.

Investors may be able to reduce or eliminate front-end sales charges on Class A Shares through one or more of the following methods:

•	A larger investment. The sales charge decreases as the amount of your investment increases per the breakpoint chart above.

•	Rights of accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other immediate family members [which includes your spouse and children under the age of 21 as permitted under the Uniform Gifts to Minors Act (“UGMA”) or the Uniform Transfers to Minors Act (“UTMA”)] and those family members living at the same address can add the current value of any Class A Shares in all Spirit of America Funds that you currently own or are currently purchasing to the value of your Class A purchase. You must notify your investment adviser, the Fund’s Transfer Agent or other intermediary, at the time of purchase, of your intent to qualify for this reduction and provide any required evidence showing that you qualify.

•	Letter of Intent discount. If you declare in writing that you and other immediate family members [which includes your spouse and children under the age of 21 as permitted under the Uniform Gifts to Minors Act (“UGMA”) or the Uniform Transfers to Minors Act (“UTMA”)] and those family members living at the same address intend to purchase at least $25,000 in Class A Shares during a 13-month period, your sales charge is based on the total amount you intend to invest. You can combine your purchase of Class A Shares of any of the Spirit of America Funds to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

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